Income Taxes (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income tax provision	$ 0	$ 0
Uncertain tax positions	0	0	$ 0
Inspirato LLC
Income tax provision		0
Uncertain tax positions	$ 0	0	0
Interest and penalties assessed		$ 0	$ 0